Employee benefits (Details 7) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period		$ 20,447		$ 27,217
Exchange Rate Cross Currency Swap [Member]		2,397		3,035
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		2,268		1,992
Increase in net defined benefit liability (asset) resulting from current service cost		129		199
Disclosure Of Foreign Currency Exchange Exposure [line items]		1,446		(5,786)
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement		1,872		(546)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		(15)		91
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		(411)		(5,331)
Others		(485)
Benefits Paid Fair Value Of Plan Assets		(1,923)		(1,645)
Contributions Paid By Participants		29		33
Others		(8)
Cumulative Translation Adjustments		1,417		(1,696)
Net defined benefit liability (asset) at end of period		23,805		20,447
Line of credit facility amount withdrawn
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period		11,481	[1]	15,847	[2]
Exchange Rate Cross Currency Swap [Member]		1,277	[3]	1,178	[2]
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		1,267	[3]	1,166	[2]
Increase in net defined benefit liability (asset) resulting from current service cost		10	[3]	13	[2]
Disclosure Of Foreign Currency Exchange Exposure [line items]		281	[3]	(2,969)	[2]
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement		1,367	[3]	(313)	[2]
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		(1,086)	[3]	(2,656)	[2]
Others	[3]	(268)
Benefits Paid Fair Value Of Plan Assets		(1,088)	[3]	(952)	[2]
Contributions Paid By Participants		23	[3]	26	[2]
Cumulative Translation Adjustments		797	[3]	(969)	[2]
Net defined benefit liability (asset) at end of period		12,771	[3],[4]	11,481	[1]
Petroleo Brasileiro S-A [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period		3,485	[1]	4,811	[2]
Exchange Rate Cross Currency Swap [Member]		382	[3]	355	[2]
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		381	[3]	354	[2]
Increase in net defined benefit liability (asset) resulting from current service cost		1	[3]	1	[2]
Disclosure Of Foreign Currency Exchange Exposure [line items]		380	[3]	(1,041)	[2]
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement		687	[3]	(301)	[2]
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions	[3]	4
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		(311)	[3]	(740)	[2]
Others	[3]	(128)
Benefits Paid Fair Value Of Plan Assets		(379)	[3]	(319)	[2]
Contributions Paid By Participants		6	[3]	7	[2]
Cumulative Translation Adjustments		245	[3]	(297)	[2]
Net defined benefit liability (asset) at end of period		4,119	[3],[4]	3,485	[1]
Pension Plans Petros Two [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period		987		1,177
Exchange Rate Cross Currency Swap [Member]		129		122
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		116		85
Increase in net defined benefit liability (asset) resulting from current service cost		13		37
Disclosure Of Foreign Currency Exchange Exposure [line items]		(6)		(168)
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement		95		315
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		6		(5)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		(107)		(478)
Others		(8)
Benefits Paid Fair Value Of Plan Assets		(72)		(65)
Others		1
Cumulative Translation Adjustments		63		(79)
Net defined benefit liability (asset) at end of period		1,102		987
Collaboration arrangements [domain]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period		4,485		5,356
Exchange Rate Cross Currency Swap [Member]		609		1,388
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		504		385
Increase in net defined benefit liability (asset) resulting from current service cost		105		158
Disclosure Of Foreign Currency Exchange Exposure [line items]		791		(1,601)
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement		(277)		(239)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		(25)		96
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		1,093		(1,458)
Others		(72)
Benefits Paid Fair Value Of Plan Assets		(384)		(309)
Cumulative Translation Adjustments		312		(349)
Net defined benefit liability (asset) at end of period		5,813		4,485
Other plans [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset) at beginning of period		9		26
Exchange Rate Cross Currency Swap [Member]				(8)
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)				2
Increase in net defined benefit liability (asset) resulting from current service cost				(10)
Disclosure Of Foreign Currency Exchange Exposure [line items]				(7)
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement				(8)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions				1
Others		(9)
Others		$ (9)
Cumulative Translation Adjustments				(2)
Net defined benefit liability (asset) at end of period				$ 9

[1]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[2]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[3]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[4]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.